Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 5,304,476,114	$ 5,290,992,961
Ending balance	5,033,496,472	5,304,476,114
Changes:
Increases other than from business combinations	745,608,250	320,298,423
Increases (decreases) from foreign currency translation differences	(132,630,964)	125,535,582
Depreciation	(211,528,014)	(221,383,299)
Impairment losses recognized in profit or loss for the period	(698,235,380)	(280,020,263)
Disposals and removals from service	(11,877,815)	(4,865,597)
Disposals	(8,842,306)	(1,355,006)
Removals	(3,035,509)	(3,510,591)
Other increases (decreases)	36,919,299	72,838,389
Argentina Hyperinflationary economy	764,982	1,079,918
Total changes	(270,979,642)	13,483,153
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,048,988,931	862,274,093
Ending balance	1,567,685,720	1,048,988,931
Changes:
Increases other than from business combinations	744,544,601	320,298,423
Increases (decreases) from foreign currency translation differences	(57,958,736)	9,880,815
Impairment losses recognized in profit or loss for the period	(45,596,397)	(32,967,462)
Increases (decreases) from transfers and other changes	(57,868,918)	(121,288,336)
Increases (decreases) for transfers	(57,868,918)	(121,288,336)
Disposals and removals from service	(1,425,412)
Removals	(1,425,412)
Other increases (decreases)	(63,014,492)	10,843,933
Argentina Hyperinflationary economy	16,143	(52,535)
Total changes	518,696,789	186,714,838
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	77,754,923	74,753,283
Ending balance	78,366,909	77,754,923
Changes:
Increases (decreases) from foreign currency translation differences	28,352	36,282
Increases (decreases) from transfers and other changes	59,304	4,151,834
Increases (decreases) for transfers	59,304	4,151,834
Disposals and removals from service		(406,656)
Disposals		(406,656)
Other increases (decreases)	489,124	(779,820)
Argentina Hyperinflationary economy	35,206
Total changes	611,986	3,001,640
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	420,319,759	384,027,047
Ending balance	418,161,416	420,319,759
Changes:
Increases other than from business combinations	151,195
Increases (decreases) from foreign currency translation differences	(19,184,500)	29,731,649
Depreciation	(20,527,447)	(17,944,173)
Increases (decreases) from transfers and other changes	11,483,868	22,879,420
Increases (decreases) for transfers	11,483,868	22,879,420
Disposals and removals from service		(792,638)
Removals		(792,638)
Other increases (decreases)	25,862,428	2,418,454
Argentina Hyperinflationary economy	56,113
Total changes	(2,158,343)	36,292,712
Generation Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,895,992,861	3,143,869,929
Ending balance	2,120,471,695	2,895,992,861
Changes:
Increases other than from business combinations	691,268
Increases (decreases) from foreign currency translation differences	(54,569,811)	81,221,513
Depreciation	(144,943,455)	(159,163,293)
Impairment losses recognized in profit or loss for the period	(652,638,983)	(247,052,801)
Increases (decreases) from transfers and other changes	41,125,722	17,534,668
Increases (decreases) for transfers	41,125,722	17,534,668
Disposals and removals from service	(1,942,587)	(948,350)
Disposals	(1,942,587)	(948,350)
Other increases (decreases)	36,315,417	59,398,742
Argentina Hyperinflationary economy	441,263	1,132,453
Total changes	(775,521,166)	(247,877,068)
Network Infrastructure [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	809,428,974	764,095,247
Ending balance	794,179,988	809,428,974
Changes:
Increases other than from business combinations	101,862
Increases (decreases) from foreign currency translation differences	(3,320,508)	4,238,408
Depreciation	(36,650,102)	(34,964,877)
Increases (decreases) from transfers and other changes		74,941,622
Increases (decreases) for transfers		74,941,622
Disposals and removals from service	(8,509,816)	(1,880,608)
Disposals	(6,899,719)
Removals	(1,610,097)	(1,880,608)
Other increases (decreases)	33,129,578	2,999,182
Total changes	(15,248,986)	45,333,727
Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	47,758,908	55,091,617
Ending balance	53,452,462	47,758,908
Changes:
Increases other than from business combinations	119,324
Increases (decreases) from foreign currency translation differences	2,286,520	65,341
Depreciation	(6,265,815)	(6,299,395)
Increases (decreases) from transfers and other changes	5,200,024	1,780,792
Increases (decreases) for transfers	5,200,024	1,780,792
Disposals and removals from service		(837,345)
Removals		(837,345)
Other increases (decreases)	4,137,244	(2,042,102)
Argentina Hyperinflationary economy	216,257
Total changes	5,693,554	(7,332,709)
Other Property, Plant and Equipment Under Financial Lease [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,231,758	6,881,745
Ending balance	1,178,282	4,231,758
Changes:
Increases (decreases) from foreign currency translation differences	87,719	361,574
Depreciation	(3,141,195)	(3,011,561)
Total changes	$ (3,053,476)	$ (2,649,987)